Significant Events After the Reporting Period	12 Months Ended
Dec. 31, 2021
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Significant Subsequent Events
43.	SIGNIFICANT SUBSEQUENT EVENTS
a.

Chunghwa’s Board of Directors approved the issuance of unsecured domestic bonds in January 2022.  The total amount of the bonds will not exceed $10,000 million and the issuance period will not exceed 10 years.  The bonds could be issued at a one-time basis or separately.

b.	Chunghwa’s Board of Directors approved an investment in Taiwania Capital Buffalo Fund VI, L.P. at the amount of $600 million in January 2022.
c.	Chunghwa launched its organizational transformation based on customer-centric structure effective from January 2022.